SEGMENT DISCLOSURES:	Dec. 29, 2022
Recast [Member]
SEGMENT DISCLOSURES:

10.	SEGMENT DISCLOSURES:

The Company considers its business to comprise a single operating segment being the exploration and development of its resource property.  Substantially all of the Company’s long-term assets and operations are located in Latah County, Idaho.